Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent events
Subsequent events

30.  Subsequent events

(a) Starting from January 2020, it was reported that a novel strain of coronavirus, later named COVID-19, spread worldwide. The outbreak has affected the activity level of certain users and broadcasters on the Group's live streaming platforms. While the Group has not noted significant negative impact to the results of operations in the first quarter of 2020, the extent to which COVID-19 impacts the business and financial results of the Group in the longer term will depend on future developments, which are uncertain and cannot be predicted, including new information which may emerge concerning the severity of the coronavirus and the actions to contain the coronavirus or treat its impact, among others. The Group will continue to evaluate the impact on the results of operation and financial position of the Group and react actively as the situation evolves.

(b) On April 3, 2020, the Group signed an agreement with Linen Investment Limited, a wholly owned subsidiary of Tencent Holdings Limited(“Tencent”) to sell its 16,523,819 Class B ordinary shares of Huya for a cash consideration of approximately US$262.6 million, pursuant to Tencent’s exercise of its option to purchase additional shares of Huya. Upon the closing of the share transfer, the Group holds 68,374,463 Class B ordinary shares of Huya, representing approximately 31.2% equity interest and 43.0% of the total voting power calculated based on the total issued and outstanding shares of Huya after this transaction. As a result, Huya ceased to be a subsidiary of the Group and the Group will account for the investment in Huya using the equity method. The Group expects to recognise a gain upon the deconsolidation of Huya based on the difference between the aggregate amount of the cash consideration and the fair value of the Group’s remaining equity interest in Huya and the carrying amount of the Group’s equity interest in Huya before the deconsolidation. Huya has certain share options which will be accelerated vested upon the deconsolidation due to the change of control.